Share-based compensation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	$ 9,307	¥ 64,796	¥ 106,571	¥ 40,719
Origination and servicing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	3,056	21,279	46,687	0
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	5,051	35,162	45,104	35,223
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	$ 1,200	¥ 8,355	¥ 14,780	¥ 5,496